LEGAL PROCEEDINGS	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
LEGAL PROCEEDINGS
LEGAL PROCEEDINGS
From time to time, the Company becomes involved in various legal and administrative proceedings, which include product liability, intellectual property, commercial, antitrust, governmental and regulatory investigations, related private litigation and ordinary course employment-related issues. From time to time, the Company also initiates actions or files counterclaims. The Company could be subject to counterclaims or other suits in response to actions it may initiate. The Company believes that the prosecution of these actions and counterclaims is important to preserve and protect the Company, its reputation and its assets. Certain of these proceedings and actions are described below.
On a quarterly basis, the Company evaluates developments in legal proceedings, potential settlements and other matters that could increase or decrease the amount of the liability accrued. As of December 31, 2017, the Company's consolidated balance sheet includes accrued current loss contingencies of $243 million and non-current loss contingencies of $20 million related to matters which are both probable and reasonably estimable. For all other matters, unless otherwise indicated, the Company cannot reasonably predict the outcome of these legal proceedings, nor can it estimate the amount of loss, or range of loss, if any, that may result from these proceedings. An adverse outcome in certain of these proceedings could have a material adverse effect on the Company’s business, financial condition and results of operations, and could cause the market value of its common shares and/or debt securities to decline.
Governmental and Regulatory Inquiries
Letter from the U.S. Department of Justice Civil Division and the U.S. Attorney’s Office for the Eastern District of Pennsylvania
The Company has received a letter dated September 10, 2015 from the U.S. Department of Justice Civil Division and the U.S. Attorney’s Office for the Eastern District of Pennsylvania stating that they are investigating potential violations of the False Claims Act arising out of Biovail Pharmaceuticals, Inc.'s treatment of certain service fees under agreements with wholesalers when calculating and reporting Average Manufacturer Prices in connection with the Medicaid Drug Rebate Program. The letter requests that the Company voluntarily produce documents and information relating to the investigation. The Company produced certain documents and clarifying information in response to the government’s request and is cooperating with the government’s investigation. The Company cannot predict the outcome or the duration of this investigation or any other legal proceedings or any enforcement actions or other remedies that may be imposed on the Company arising out of these investigations.
Investigation by the U.S. Attorney's Office for the District of Massachusetts
In October 2015, the Company received a subpoena from the U.S. Attorney's Office for the District of Massachusetts, and, in June 2016, the Company received a follow up subpoena. The materials requested, pursuant to the subpoenas and follow-up requests, include documents and witness interviews with respect to the Company’s patient assistance programs and contributions to patient assistance organizations that provide financial assistance to Medicare patients taking products sold by the Company, and the Company’s pricing of its products. The Company is cooperating with this investigation. The Company cannot predict the outcome or the duration of this investigation or any other legal proceedings or any enforcement actions or other remedies that may be imposed on the Company arising out of this investigation.
Investigation by the U.S. Attorney's Office for the Southern District of New York
In October 2015, the Company received a subpoena from the U.S. Attorney's Office for the Southern District of New York. The materials requested, pursuant to the subpoena and follow-up requests, include documents and witness interviews with respect to the Company’s patient assistance programs; its former relationship with Philidor and other pharmacies; the Company’s accounting treatment for sales by specialty pharmacies; information provided to the Centers for Medicare and Medicaid Services; the Company’s pricing (including discounts and rebates), marketing and distribution of its products; the Company’s compliance program; and employee compensation. The Company is cooperating with this investigation. The Company cannot predict the outcome or the duration of this investigation or any other legal proceedings or any enforcement actions or other remedies that may be imposed on the Company arising out of this investigation.
SEC Investigation
Beginning in November 2015, the Company has received from the staff of the Los Angeles Regional Office of the SEC subpoenas for documents, as well as various document, testimony and interview requests, related to its investigation of the Company, including requests concerning the Company's former relationship with Philidor, its accounting practices and policies, its public disclosures and other matters. The Company is cooperating with the SEC in this matter. The Company cannot predict the outcome or the duration of the SEC investigation or any other legal proceedings or any enforcement actions or other remedies that may be imposed on the Company arising out of the SEC investigation.
Investigation by the State of North Carolina Department of Justice
In the beginning of March 2016, the Company received an investigative demand from the State of North Carolina Department of Justice. The materials requested relate to the Company's Nitropress®, Isuprel® and Cuprimine® products, including documents relating to the production, marketing, distribution, sale and pricing of, and patient assistance programs covering, such products, as well as issues relating to the Company's pricing decisions for certain of its other products. The Company is cooperating with this investigation. The Company cannot predict the outcome or the duration of this investigation or any other legal proceedings or any enforcement actions or other remedies that may be imposed on the Company arising out of this investigation.
Request for Information from the AMF
On April 12, 2016, the Company received a request letter from the Autorité des marchés financiers (the “AMF”) requesting documents concerning the work of the Company’s ad hoc committee of independent directors (the “Ad Hoc Committee”) (established to review certain allegations regarding the Company’s former relationship with Philidor and related matters), the Company’s former relationship with Philidor, the Company's accounting practices and policies and other matters. The Company is cooperating with the AMF in this matter. The Company has not received any notice of investigation from the AMF, and the Company cannot predict whether any investigation will be commenced by the AMF or, if commenced, whether any enforcement action against the Company would result from any such investigation.
Investigation by the California Department of Insurance
On or about September 16, 2016, the Company received an investigative subpoena from the California Department of Insurance. The materials requested include documents concerning the Company’s former relationship with Philidor and certain California-based pharmacies, the marketing and distribution of its products in California, the billing of insurers for its products being used by California residents, and other matters. The Company is cooperating with this investigation. The Company cannot predict the outcome or the duration of this investigation or any other legal proceedings or any enforcement actions or other remedies that may be imposed on the Company arising out of this investigation.
Investigation by the State of Texas
On May 27, 2014, the State of Texas served Bausch & Lomb Incorporated (“B&L Inc.”) with a Civil Investigative Demand concerning various price reporting matters relating to the State's Medicaid program and the amounts the State paid in reimbursement for B&L products for the period from 1995 to the date of the Civil Investigative Demand. The Company and B&L Inc. have cooperated fully with the State's investigation and have produced all of the documents requested by the State. In April 2016, the State sent B&L Inc. a demand letter claiming damages in the amount of $20 million. The Company and B&L Inc. have evaluated the letter and disagree with the allegations and methodologies set forth in the letter. The Company and B&L Inc. have responded to the State and are awaiting further response from the State.
California Department of Insurance Investigation
On May 4, 2016, B&L International, Inc. (“B&L International”) received from the Office of the California Insurance Commissioner an administrative subpoena to produce books, records and documents. On September 1, 2016, a revised and corrected subpoena, issued to B&L Inc., was received naming that entity in place of B&L International and seeking additional books records and documents. The requested books, records and documents are being requested in connection with an investigation by the California Department of Insurance and relate to, among other things, consulting agreements and financial arrangements between Bausch & Lomb Holdings Incorporated and its subsidiaries (“B&L”) and health care professionals in California, the provision of ocular equipment, including the Victus® femtosecond laser platform, by B&L to health care professionals in California and prescribing data for prescriptions written by health care professionals in California for certain of B&L’s products, including the Crystalens®, Lotemax®, Besivance® and Prolensa®. B&L Inc. and the Company are cooperating with the investigation. The Company cannot predict the outcome or the duration of this investigation or any other legal proceedings or any enforcement actions or other remedies that may be imposed on the Company arising out of this investigation.
Securities and RICO Class Actions
Valeant U.S. Securities Litigation
From October 22, 2015 to October 30, 2015, four putative securities class actions were filed in the U.S. District Court for the District of New Jersey against the Company and certain current or former officers and directors. Those four actions, captioned Potter v. Valeant Pharmaceuticals International, Inc. et al. (Case No. 15-cv-7658), Chen v. Valeant Pharmaceuticals International, Inc. et al. (Case No. 15-cv-7679), Yang v. Valeant Pharmaceuticals International, Inc. et al. (Case No. 15-cv-7746), and Fein v. Valeant Pharmaceuticals International, Inc. et al. (Case No. 15-cv-7809), all asserted securities fraud claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the “Exchange Act”) on behalf of putative classes of persons who purchased or otherwise acquired the Company’s stock during various time periods between February 28, 2014 and October 21, 2015. The allegations relate to, among other things, allegedly false and misleading statements and/or failures to disclose information about the Company’s business and prospects, including relating to drug pricing, the Company’s use of specialty pharmacies, and the Company’s relationship with Philidor.
On May 31, 2016, the Court entered an order consolidating the four actions under the caption In re Valeant Pharmaceuticals International, Inc. Securities Litigation, Case No. 3:15-cv-07658, and appointing a lead plaintiff and lead plaintiff’s counsel. On June 24, 2016, the lead plaintiff filed a consolidated complaint naming additional defendants and asserting additional claims based on allegations of false and misleading statements and/or omissions similar to those in the initial complaints. Specifically, the consolidated complaint asserts claims under Sections 10(b) and 20(a) of the Exchange Act against the Company, and certain current or former officers and directors, as well as claims under Sections 11, 12(a)(2) and 15 of the Securities Act of 1933 (the “Securities Act”) against the Company, certain current or former officers and directors, and certain other parties. The lead plaintiff seeks to bring these claims on behalf of a putative class of persons who purchased the Company’s equity securities and senior notes in the United States between January 4, 2013 and March 15, 2016, including all those who purchased the Company’s securities in the United States in the Company’s debt and stock offerings between July 2013 to March 2015. On September 13, 2016, the Company and the other defendants moved to dismiss the consolidated complaint. Briefing on the Company's motion was completed on January 13, 2017. On April 28, 2017, the Court dismissed certain claims arising out of the Company's private placement offerings and otherwise denied the motions to dismiss. Defendants' answers to the consolidated complaint were filed on August 18, 2017.
In addition to the consolidated putative class action, twenty-six groups of individual investors in the Company’s stock and debt securities at this point have chosen to opt out of the consolidated putative class action and filed securities actions in the U.S. District Court for the District of New Jersey against the Company and certain current or former officers and directors and other such proceedings may be initiated or asserted. These actions are captioned: T. Rowe Price Growth Stock Fund, Inc. v. Valeant Pharmaceuticals International, Inc. (Case No. 16-cv-5034); Equity Trustees Limited as Responsible Entity for T. Rowe Price Global Equity Fund v. Valeant Pharmaceuticals International Inc. (Case No. 16-cv-6127); Principal Funds, Inc. v. Valeant Pharmaceuticals International, Inc. (Case No. 16-cv-6128); BloombergSen Partners Fund LP v. Valeant Pharmaceuticals International, Inc. (Case No. 16-cv-7212); Discovery Global Citizens Master Fund, Ltd. v. Valeant Pharmaceuticals International, Inc. (Case No. 16-cv-7321); MSD Torchlight Partners, L.P. v. Valeant Pharmaceuticals International, Inc. (Case No. 16-cv-7324); BlueMountain Foinaven Master Fund, L.P. v. Valeant Pharmaceuticals International, Inc. (Case No. 16-cv-7328); Incline Global Master LP v. Valeant Pharmaceuticals International, Inc. (Case No. 16-cv-7494); VALIC Company I v. Valeant Pharmaceuticals International, Inc. (Case No. 16-cv-7496); Janus Aspen Series v. Valeant Pharmaceuticals International, Inc. (Case No. 16-cv-7497) (“Janus Aspen”); Okumus Opportunistic Value Fund, LTD v. Valeant Pharmaceuticals International, Inc. (Case No. 17-cv-6513) (“Okumus”); Lord Abbett Investment Trust- Lord Abbett Short Duration Income Fund, v. Valeant Pharmaceuticals International, Inc. (Case No. 17-cv-6365) (“Lord Abbett”); Pentwater Equity Opportunities Master Fund LTD v. Valeant Pharmaceuticals International, Inc., et al. (Case No. 17-cv-7552), Public Employees’ Retirement System of Mississippi v. Valeant Pharmaceuticals International Inc. (Case No. 17-cv-7625) (“Mississippi”); The Boeing Company Employee Retirement Plans Master Trust v. Valeant Pharmaceuticals International Inc., et al., (Case No. 17-cv-7636) (“Boeing”); State Board of Administration of Florida v. Valeant Pharmaceuticals International Inc. (Case No. 17-cv-12808); The Regents of the University of California v. Valeant Pharmaceuticals International, Inc. (Case No. 17-cv-13488); GMO Trust v. Valeant Pharmaceuticals International, Inc. (Case No. 18-cv-0089); Första AP Fonden v. Valeant Pharmaceuticals International, Inc. (Case No. 17-cv-12088); New York City Employees’ Retirement System v. Valeant Pharmaceuticals International, Inc. (Case No. 18-cv-0032) (“NYCERS”); Blackrock Global Allocation Fund, Inc. v. Valeant Pharmaceuticals International, Inc. (Case No. 18-cv-0343) (“Blackrock”); Colonial First State Investments Limited As Responsible Entity for Commonwealth Global Shares Fund 1 v. Valeant Pharmaceuticals International, Inc. (Case No. 18-cv-0383); Bharat Ahuja v. Valeant Pharmaceuticals International, Inc. (Case No. 18-cv-0846); Brahman Capital Corp. v. Valeant Pharmaceuticals International, Inc (Case No. 18-cv-0893); The Prudential Insurance Company of America v. Valeant Pharmaceuticals International, Inc. (Case No. 3:18-cv-01223) (“Prudential”); and Senzar Healthcare Master Fund LP v. Valeant Pharmaceuticals International, Inc. (Case No. 18-cv-02286)). In addition, one group of individual investors in the Company’s stock securities has chosen to opt out of the consolidated putative class action and filed a securities action in the U.S. District Court for the Southern District of New York against the Company and certain current or former officers and directors. This action is captioned: Hound Partners Offshore Fund, LP v. Valeant Pharmaceuticals International, Inc. (Case No. 18-cv-0076) (“Hound Partners”). These individual shareholder actions assert claims under Sections 10(b), 18, and 20(a) of the Exchange Act, Sections 11, 12(a)(2), and 15 of the Securities Act, common law fraud, and negligent misrepresentation under state law, based on alleged purchases of Valeant stock, options, and/or debt at various times between January 3, 2013 and August 10, 2016. Plaintiffs in the Lord Abbett, Boeing, Mississippi, NYCERS, and Hound Partners cases additionally assert claims under the New Jersey Racketeer Influenced and Corrupt Organizations Act. The allegations in the complaints are similar to those made by plaintiffs in the putative class action.
Plaintiffs in the Janus Aspen action amended the complaint on April 28, 2017. Defendants filed motions for partial dismissal in ten individual actions in the U.S. District Court for the District of New Jersey on June 16, 2017. Briefing of those motions was completed on August 25, 2017. On January 12, 2018, the Court dismissed the negligent misrepresentation claims and otherwise denied the motions for partial dismissal.
On October 19, 2017, the U.S. District Court for the District of New Jersey entered an order requesting briefs from the parties regarding whether the Court should stay the putative securities class action and the individual securities law actions filed in the District of New Jersey until after the resolution of criminal proceedings against Andrew Davenport and Gary Tanner.  The Court's order immediately stayed all deadlines, briefing schedules, and discovery in securities actions pending completion of the briefing and the Court’s decision. The Court directed the parties to file briefs either supporting or opposing the stay, with such briefs to be concluded by November 8, 2017. On November 29, 2017, the Court entered an order staying all proceedings and discovery, except for a document production in the putative securities class action and the briefing and resolution of any motions to dismiss, in the putative securities class action and all current and subsequent related individual securities law actions filed in the District of New Jersey.
Defendants filed motions for partial dismissal in the Lord Abbett, Mississippi, and Boeing cases on December 6, 2017. Briefing on those motions will be completed by March 15, 2018. Defendants filed actions for partial dismissal in the Okumus case in December 18, 2017. On February 1, 2018, the parties filed a stipulation and proposed order in the Okumus case that would withdraw Defendants’ motions for partial dismissal, and dismiss Okumus’ state-law claims. The Court entered that stipulation on February 2, 2018. Defendants filed a motion for partial dismissal in the Pentwater case on February 13, 2018. Briefing on that motion will be completed by March 27, 2018. Defendants filed motions for partial dismissal in the NYCERS and Blackrock cases on February 23, 2018. Briefing on those motions will be completed by April 30, 2018.
The Company believes the individual complaints and the consolidated putative class action are without merit and intends to defend itself vigorously.
Canadian Securities Class Actions
In 2015, six putative class actions were filed and served against the Company in Canada in the provinces of British Columbia, Ontario and Quebec. These actions are captioned: (a) Alladina v. Valeant, et al. (Case No. S-1594B6) (Supreme Court of British Columbia) (filed November 17, 2015); (b) Kowalyshyn v. Valeant, et al. (CV-15-540593-00CP) (Ontario Superior Court) (filed November 16, 2015); (c) Kowalyshyn et al. v. Valeant, et al. (CV-15-541082-00CP (Ontario Superior Court) (filed November 23, 2015); (d) O’Brien v. Valeant et al. (CV-15-543678-00CP) (Ontario Superior Court) (filed December 30, 2015); (e) Catucci v. Valeant, et al. (Court File No. 540-17-011743159) (Quebec Superior Court) (filed October 26, 2015); and (f) Rousseau-Godbout v. Valeant, et al. (Court File No. 500-06-000770-152) (Quebec Superior Court) (filed October 27, 2015). The Alladina, Kowalyshyn, O’Brien, Catucci and Rousseau-Godbout actions also name, among others, certain current or former directors and officers of the Company. The Rosseau-Godbout action was subsequently stayed by the Quebec Superior Court by consent order.
Each of the five remaining actions alleges violations of Canadian provincial securities legislation on behalf of putative classes of persons who purchased or otherwise acquired securities of the Company for periods commencing as early as January 1, 2013 and ending as late as November 16, 2015. The alleged violations relate to, among other things, alleged misrepresentations and/or failures to disclose material information about the Company’s business and prospects, relating to drug pricing, the Company’s policies and accounting practices, the Company’s use of specialty pharmacies and, in particular, the Company’s relationship with Philidor. The Alladina, Kowalyshyn and O’Brien actions also assert common law claims for negligent misrepresentation, and the Alladina claim additionally asserts common law negligence, conspiracy, and claims under the British Columbia Business Corporations Act, including the statutory oppression remedies in that legislation. The Catucci action asserts claims under the Quebec Civil Code, alleging the Company breached its duty of care under the civil standard of liability contemplated by the Code.
The Company is aware of two additional putative class actions that have been filed with the applicable court but which have not yet been served on the Company. These actions are captioned: (i) Okeley v. Valeant, et al. (Case No. S-159991) (Supreme Court of British Columbia) (filed December 2, 2015); and (ii) Sukenaga v Valeant et al. (CV-15-540567-00CP) (Ontario Superior Court) (filed November 16, 2015), and the factual allegations made in these actions are substantially similar to those outlined above. The Company has been advised that the plaintiffs in these actions do not intend to pursue the actions.
On June 10, 2016, the Ontario Superior Court of Justice rendered its decision on carriage motions (motions held to determine who will have carriage of the class action) heard on April 8, 2016, provisionally staying the O'Brien action, in favor of the Kowalyshyn action. On September 15, 2016, in response to an arrangement between the plaintiffs in the Kowalyshyn action and the O’Brien action, the court ordered both that the Kowalyshyn action be consolidated with the O’Brien action and that the consolidated action be stayed in favor of the Catucci action pending either the further order of the Ontario court or the determination of the motion for leave in the Catucci action.
In the Catucci action, motions for leave under the Quebec Securities Act and for authorization as a class proceeding were heard the week of April 24, 2017, with the motion judge reserving her decision. Prior to that hearing, the parties resolved applications by the defendants concerning jurisdiction and class composition, with the plaintiffs agreeing to revise the definition of the proposed class to exclude claims in respect of Valeant securities purchased in the United States. On August 29, 2017, the judge released her reasons for judgment granting the plaintiffs leave to proceed with their claims under the Quebec Securities Act and authorizing the class proceeding. On October 12, 2017, Valeant and the other defendants filed applications for leave to appeal from certain aspects of the decision authorizing the class proceeding. The applications for leave to appeal were heard on November 22, 2017 and were dismissed on November 30, 2017. On October 26, 2017, the plaintiffs issued their Judicial Application Originating Class Proceedings.
The Company believes that it has viable defenses in each of these actions. In each case, the Company intends to defend itself vigorously.
Insurance Coverage Lawsuit
On December 7, 2017, Valeant filed a lawsuit against its insurance companies that issued insurance policies covering claims made against Valeant, its subsidiaries, and its directors and officers during the 2013-14 and 2015-16 policy periods.  The lawsuit is currently pending in the United States District Court for the District of New Jersey (Valeant Pharmaceuticals International, Inc., et al. v. AIG Insurance Company of Canada, et al.; 3:18-CV-00493).  In the lawsuit, Valeant seeks coverage for (1) the costs of defending and resolving claims brought by former shareholders and debtholders of Allergan, Inc. in In re Allergan, Inc. Proxy Violation Securities Litigation and Timber Hill LLC, individually and on behalf of all others similarly situated v. Pershing Square Capital Management, L.P., et al. (such matter described below), and (2) costs incurred in the securities and RICO class actions described in this section and certain of the investigations described above.
RICO Class Actions
Between May 27, 2016 and September 16, 2016, three virtually identical actions were filed in the U.S. District Court for the District of New Jersey against the Company and various third parties, alleging claims under the federal Racketeer Influenced Corrupt Organizations Act (“RICO”) on behalf of a putative class of certain third party payors that paid claims submitted by Philidor for certain Valeant branded drugs between January 2, 2013 and November 9, 2015 (Airconditioning and Refrigeration Industry Health and Welfare Trust Fund et al. v. Valeant Pharmaceuticals International. Inc. et al., No. 3:16-cv-03087, Plumbers Local Union No. 1 Welfare Fund v. Valeant Pharmaceuticals International Inc. et al., No. 3:16-cv-3885 and N.Y. Hotel Trades Council et al v. Valeant Pharmaceuticals International. Inc. et al., No. 3:16-cv-05663).  On November 30, 2016, the Court entered an order consolidating the three actions under the caption In re Valeant Pharmaceuticals International, Inc. Third-Party Payor Litigation, No. 3:16-cv-03087. A consolidated class action complaint was filed on December 14, 2016. The consolidated complaint alleges, among other things, that the Defendants committed predicate acts of mail and wire fraud by submitting or causing to be submitted prescription reimbursement requests that misstated or omitted facts regarding (1) the identity and licensing status of the dispensing pharmacy; (2) the resubmission of previously denied claims; (3) patient co-pay waivers; (4) the availability of generic alternatives; and (5) the insured’s consent to renew the prescription.  The complaint further alleges that these acts constitute a pattern of racketeering or a racketeering conspiracy in violation of the RICO statute and caused plaintiffs and the putative class unspecified damages, which may be trebled under the RICO statute.  The Company moved to dismiss the consolidated complaint on February 13, 2017. Briefing of the motion was completed on May 17, 2017. On March 14, 2017, other defendants filed a motion to stay the RICO class action pending the resolution of criminal proceedings against Andrew Davenport and Gary Tanner. The Company did not oppose the motion to stay. On August 9, 2017, the Court granted the motion to stay and entered an order staying all proceedings in the case and accordingly terminating other pending motions.
The Company believes these claims are without merit and intends to defend itself vigorously.
Antitrust
Contact Lens Antitrust Class Actions
Beginning in March 2015, a number of civil antitrust class action suits were filed by purchasers of contact lenses against B&L Inc., three other contact lens manufacturers, and a contact lens distributor, alleging that the defendants engaged in an anticompetitive scheme to eliminate price competition on certain contact lens lines through the use of unilateral pricing policies. The plaintiffs in such suits alleged violations of Section 1 of the Sherman Act, 15 U.S.C. § 1, and of various state antitrust and consumer protection laws, and further alleged that the defendants have been unjustly enriched through their alleged conduct. The plaintiffs sought declaratory and injunctive relief and, where applicable, treble, punitive and/or other damages, including attorneys’ fees. By order dated June 8, 2015, the JPML centralized the suits in the Middle District of Florida, under the caption In re Disposable Contact Lens Antitrust Litigation, Case No. 3:15-md-02626-HES-JRK, before U.S. District Judge Harvey E. Schlesinger. After the Class Plaintiffs filed a corrected consolidated class action complaint on December 16, 2015, the defendants jointly moved to dismiss those complaints. On June 16, 2016, the Court granted the Defendants' motion to dismiss with respect to claims brought under the Maryland Consumer Protection Act, but denied the motion to dismiss with respect to claims brought under Sherman Act, Section 1 and other state laws. The actions are currently in discovery. On March 3, 2017, the Class Plaintiffs filed their motion for class certification. On June 15, 2017, defendants filed a motion to oppose the plaintiffs' class certification motion, as well as motions to exclude plaintiffs' expert reports. Defendants likewise have requested an evidentiary hearing on the motions. The Company intends to vigorously defend all of these actions.
Intellectual Property
Patent Litigation/Paragraph IV Matters
The Company (and/or certain of its affiliates) is also party to certain patent infringement proceedings in the United States and Canada, including as arising from claims filed by the Company (or that the Company anticipates filing within the required time periods) in connection with Notices of Paragraph IV Certification (in the United States) and Notices of Allegation (in Canada) received from third party generic manufacturers respecting their pending applications for generic versions of certain products sold by or on behalf of the Company, including Onexton®, Relistor®, Apriso®, Uceris®, Carac®, Cardizem® and Prolensa® in the United States and Wellbutrin® XL and Glumetza® in Canada, or other similar suits. These matters are proceeding in the ordinary course. In addition, patents covering our branded pharmaceutical products may be challenged in proceedings other than court proceedings, including inter partes review (IPR) at the US Patent & Trademark Office. The proceedings operate under different standards from district court proceedings, and are often completed within 18 months of institution.  IPR challenges have been brought against patents covering our branded pharmaceutical products for which we have not yet received a Notice of Paragraph IV Certification.  For example, following Acrux DDS’s IPR petition, the US Patent and Trial Appeal Board, in May 2017, instituted inter partes review for an Orange Book-listed patent covering Jublia®. This matter is proceeding in the ordinary course.
In addition, on or about February 16, 2016, the Company received a Notice of Paragraph IV Certification dated February 11, 2016, from Actavis Laboratories FL, Inc. (“Actavis”), in which Actavis asserted that the following U.S. patents, each of which is listed in the FDA’s Orange Book for Salix Pharmaceuticals, Inc.’s (“Salix Inc.”) Xifaxan® tablets, 550 mg, are either invalid, unenforceable and/or will not be infringed by the commercial manufacture, use or sale of Actavis’ generic rifaximin tablets, 550 mg, for which an Abbreviated New Drug Application (“ANDA”) has been filed by Actavis: U.S. Patent No. 8,309,569 (the “‘569 patent”), U.S. Patent No. 8,642,573 (the “‘573 patent”), U.S. Patent No. 8,829,017 (the “‘017 patent”), U.S. Patent No. 8,946,252 (the “‘252 patent”), U.S. Patent No. 8,969,398 (the “‘398 patent”), U.S. Patent No. 7,045,620 (the “‘620 patent”), U.S. Patent No. 7,612,199 (the “‘199 patent”), U.S. Patent No. 7,902,206 (the “‘206 patent”), U.S. Patent No. 7,906,542 (the “‘542 patent”), U.S. Patent No. 7,915,275 (the “‘275 patent”), U.S. Patent No. 8,158,644 (the “‘644 patent”), U.S. Patent No. 8,158,781 (the “‘781 patent”), U.S. Patent No. 8,193,196 (the “‘196 patent”), U.S. Patent No. 8,518,949 (the “‘949 patent”), U.S. Patent No. 8,741,904 (the “‘904 patent”), U.S. Patent No. 8,835,452 (the “‘452 patent”), U.S. Patent No. 8,853,231 (the “‘231 patent”), U.S. Patent No. 6,861,053 (the “‘053 patent”), U.S. Patent No. 7,452,857 (the “‘857 patent”), U.S. Patent No. 7,605,240 (the “‘240 patent”), U.S. Patent No. 7,718,608 (the “‘608 patent”) and U.S. Patent No. 7,935,799 (the “‘799 patent”) (collectively, the “Xifaxan® Patents”). Salix Inc. holds the NDA for Xifaxan® and its affiliate, Salix Pharmaceuticals, Ltd. (“Salix Ltd.”), is the owner of the ‘569 patent, the ‘573 patent, the ‘017 patent, the ‘252 patent and the ‘398 patent. Alfa Wassermann S.p.A. (“Alfa Wassermann”) is the owner of the ‘620 patent, the ‘199 patent, the ‘206 patent, the ‘542 patent, the ‘275 patent, the ‘644 patent, the ‘781 patent, the ‘196 patent, the ‘949 patent, the ‘904 patent, the ‘452 patent and the ‘231 patent, each of which has been exclusively licensed to Salix Inc. and its affiliate, Valeant Pharmaceuticals Luxembourg S.à r.l. (“Valeant Luxembourg”) to market Xifaxan® tablets, 550 mg. Cedars-Sinai Medical Center (“Cedars-Sinai”) is the owner of the ‘053 patent, the ‘857 patent, the ‘240 patent, the ‘608 patent and the ‘799 patent, each of which has been exclusively licensed to Salix Inc. and its affiliate, Valeant Luxembourg, to market Xifaxan® tablets, 550 mg. On March 23, 2016, Salix Inc. and its affiliates, Salix Ltd. and Valeant Luxembourg, Alfa Wassermann and Cedars-Sinai (the “Plaintiffs”) filed suit against Actavis in the U.S. District Court for the District of Delaware (Case No. 1:16-cv-00188), pursuant to the Hatch-Waxman Act, alleging infringement by Actavis of one or more claims of each of the Xifaxan® Patents, thereby triggering a 30-month stay of the approval of Actavis’ ANDA for rifaximin tablets, 550 mg. On May 24, 2016, Actavis filed its answer in this matter. On June 14, 2016, the Plaintiffs filed an amended complaint adding US patent 9,271,968 (the “‘968 patent”) to this suit. Alfa Wassermann is the owner of the ‘968 patent, which has been exclusively licensed to Salix Inc. and its affiliate, Valeant Luxembourg to market Xifaxan® tablets, 550 mg. On December 6, 2016, the Plaintiffs filed an amended complaint adding US patent 9,421,195 (the “‘195 patent”) to this suit. Salix is the owner of the ‘195 patent. A seven-day trial was scheduled to commence on January 29, 2018, but has been indefinitely removed from the Court's schedule.
On May 17, 2017, the Company and Actavis announced that, at Actavis' request, the parties had agreed to stay this litigation and extend the 30-month stay regarding Actavis’ ANDA for its generic version of Xifaxan® (rifaximin) 550 mg tablets. This action is stayed through April 30, 2018 and Actavis has not yet taken any steps to lift the stay. All scheduled litigation activities, including the January 2018 trial date, have been indefinitely removed from the Court docket. Further, the parties agreed and the Court ordered that Actavis' 30-month regulatory stay shall be extended from August 12, 2018 until no earlier than February 12, 2019 and potentially longer if the litigation stay lasts for more than six months. The Company remains confident in the strength of the Xifaxan® Patents and believes it will prevail in this matter should it move forward. The Company also continues to believe the allegations raised in Actavis’ notice are without merit and will defend its intellectual property vigorously.
Product Liability
Shower to Shower Products Liability Litigation
The Company has been named in over one hundred and forty lawsuits involving the Shower to Shower body powder product acquired in September 2012 from Johnson & Johnson. The Company has been successful in obtaining a number of dismissals as to the Company and/or its subsidiary, Valeant Pharmaceuticals North America LLC (“VPNA”), in some of these cases. The Company continues to seek dismissals in these cases and to pursue agreements from plaintiffs to not oppose the Company’s motions for summary judgment.
These lawsuits include one case originally filed on December 30, 2016 in the In re Johnson & Johnson Talcum Powder Litigation, Multidistrict Litigation 2738, pending in the United States District Court for the District of New Jersey. The Company and VPNA were first named in a lawsuit filed directly into the MDL alleging that the use of the Shower to Shower product caused the plaintiff to develop ovarian cancer. On March 24, 2017, the plaintiff agreed to a dismissal of all claims against the Company and VPNA without prejudice. The Company has been named in one additional lawsuit, originally filed in the District of Puerto Rico and recently transferred into the MDL, but has not been served in that case. The Company was also named in one additional lawsuit filed directly into the MDL that has also not yet been served.
These lawsuits also include a number of matters filed in the Superior Court of Delaware alleging that the use of Shower to Shower caused the plaintiffs to develop ovarian cancer. The Company has been voluntarily dismissed from nearly all of these cases, and only claims against VPNA remain. These lawsuits also include allegations against Johnson & Johnson, directed primarily to its marketing of and warnings for the Shower to Shower product prior to the Company’s acquisition of the product in September 2012. The allegations in these cases specifically directed to VPNA include failure to warn, design defect, negligence, gross negligence, breach of express and implied warranties, civil conspiracy concert in action, negligent misrepresentation, wrongful death, and punitive damages. Plaintiffs seek compensatory damages including medical expenses, pain and suffering, mental anguish anxiety and discomfort, physical impairment, loss of enjoyment of life. Plaintiffs also seek pre- and post-judgment interest, exemplary and punitive damages, treble damages, and attorneys’ fees.
These lawsuits also include a number of cases filed in certain state courts in the United States (including the California Superior Courts, the Superior Courts of Delaware, the New Jersey Superior Courts, the District Court of Louisiana, the Supreme Court of New York (Niagara County), the District Court of Oklahoma City, the Tennessee Chancery Court (Hamilton County), the South Carolina Court of Common Pleas (Richland County) and the District Court of Nueces County, Texas with a transfer to the asbestos MDL docket in the District Court of Harris County, Texas for pre-trial purposes) alleging use of Shower to Shower and other products resulted in the plaintiffs developing mesothelioma. The Company has been successful in obtaining voluntarily dismissals in some of these cases or the plaintiffs have not opposed summary judgment. The allegations in these cases generally include design defect, manufacturing defect, failure to warn, negligence, and punitive damages, and in some cases breach of express and implied warranties, misrepresentation, and loss of consortium. The plaintiffs seek compensatory damages for loss of services, economic loss, pain and suffering, and, in some cases, lost wages or earning capacity and loss of consortium, in addition to punitive damages, interest, litigation costs, and attorneys’ fees.
Finally, two proposed class actions have been filed in Canada against the Company and various Johnson & Johnson entities (one in the Supreme Court of British Columbia and one in the Superior Court of Quebec). The Company also acquired the rights to the Shower to Shower product in Canada from Johnson & Johnson in September 2012. In the British Columbia matter, the plaintiff seeks to certify a proposed class action on behalf of persons in British Columbia and Canada who have purchased or used Johnson’s Baby Powder or Shower to Shower, including their estates, executors and personal representatives, and is alleging that the use of this product increases certain health risks. A certification hearing in the British Columbia matter is scheduled to be heard on November 4, 2018. In the Quebec matter, the plaintiff seeks to certify a proposed class action on behalf of persons in Québec who have used Johnson’s Baby Powder or Shower to Shower, as well as their family members, assigns and heirs, and is alleging negligence in failing to properly test, failing to warn of health risks, and failing to remove the products from the market in a timely manner. A certification hearing in the Quebec matter was held on January 11, 2018 and a decision is pending. The plaintiffs in these actions are seeking awards of general, special, compensatory and punitive damages. The likelihood of the authorization or certification of these claims as class actions cannot be assessed at this time.
The Company intends to defend itself vigorously in each of the remaining actions that are not voluntarily dismissed or subject to a grant of summary judgment. The Company believes that its potential liability (including its attorneys’ fees and costs) arising out the Shower to Shower lawsuits filed against the Company is subject to certain indemnification obligations of Johnson & Johnson owed to the Company, and legal fees and costs have been and are currently being reimbursed by Johnson & Johnson. The Company has provided Johnson & Johnson with notice that the lawsuits filed against the Company relating to Shower to Shower are subject to indemnification by Johnson & Johnson.
General Civil Actions
Afexa Class Action
On March 9, 2012, a Notice of Civil Claim was filed in the Supreme Court of British Columbia which seeks an order certifying a proposed class proceeding against the Company and a predecessor, Afexa Life Sciences Inc. ("Afexa") (Case No. NEW-S-S-140954). The proposed claim asserts that Afexa and the Company made false representations respecting Cold-FX® to residents of British Columbia who purchased the product during the applicable period and that the proposed class has suffered damages as a result. On November 8, 2013, the Plaintiff served an amended notice of civil claim which sought to re-characterize the representation claims and broaden them from what was originally claimed. On December 8, 2014, the Company filed a motion to strike certain elements of the Plaintiff’s claim for failure to state a cause of action. In response, the Plaintiff proposed further amendments to its claim. The hearing on the motion to strike and the Plaintiff’s amended claim was held on February 4, 2015. The Court allowed certain additional subsequent amendments, while it struck others. The hearing to certify the class was held on April 4-8, 2016 and, on November 16, 2016, the Court issued a decision dismissing the plaintiff’s application for certification of this action as a class proceeding. On December 15, 2016, the plaintiff filed a notice of appeal in the British Columbia Court of Appeal appealing the decision to dismiss the application for certification. The plaintiff filed its appeal factum on March 15, 2017 and the Company filed its appeal factum on April 19, 2017. The appeal hearing was held on September 19, 2017 and a decision is pending. The Company denies the allegations being made and is continuing to vigorously defend this matter.
Mississippi Attorney General Consumer Protection Action
The Company and VPNA are named in an action brought by James Hood, Attorney General of Mississippi, in the Chancery Court of the First Judicial District of Hinds County, Mississippi (Hood ex rel. State of Mississippi, Civil Action No. G2014-1207013, filed on August 22, 2014), alleging consumer protection claims against both Johnson & Johnson, the Company and VPNA related to the Shower to Shower body powder product and its alleged causal link to ovarian cancer. As indicated above, the Company acquired the Shower to Shower body powder product in September 2012 from Johnson & Johnson. The State seeks compensatory damages, punitive damages, injunctive relief requiring warnings for talc-containing products, removal from the market of products that fail to warn, and to prevent the continued violation of the Mississippi Consumer Protection Act (“MCPA”). The State also seeks disgorgement of profits from the sale of the product and civil penalties. In October 2017, Plaintiffs dismissed certain claims under the MCPA related to advertising/marketing that did not appear on the label and/or packaging of Shower to Shower. The State has not made specific allegations as to the Company or VPNA. The Company intends to defend itself vigorously in this action, which the Company believes will also fall, in whole or in part, within the indemnification obligations of Johnson & Johnson owed to the Company, as indicated above.
Uceris® Arbitration
On or about December 5, 2016, Cosmo Technologies Ltd. and Cosmo Technologies III Ltd. (collectively, “Cosmo”), the licensor of certain intellectual property rights in, and supplier of, the Company’s Uceris® extended release tablets, commenced arbitration against certain affiliates of the Company, Santarus Inc. (“Santarus”) and Valeant Pharmaceuticals Ireland (“Valeant Ireland”), under the Rules of Arbitration of the International Chamber of Commerce (No. 22453/GR, Cosmo Technologies Ltd. et al. v. Santarus, Inc. et al.). In the arbitration, Cosmo is alleging breach of contract with respect to certain terms of the license agreement, including the obligations on Santarus to use certain commercially reasonable efforts to promote the Uceris® extended release tablets. Cosmo is seeking a declaration that both the license agreement and a supply agreement with Valeant Ireland have been terminated, plus audit and attorney fees. Santarus and Valeant Ireland submitted their Answer in the arbitration on January 10, 2017 denying each of Cosmo’s allegations and making certain counterclaims. A hearing on liability issues was conducted from October 5 to 8, 2017. No ruling has yet issued. The Company is vigorously defending this matter.
Arbitration with Alfa Wasserman
On or about July 21, 2016, Alfa Wasserman S.p.A. (“Alfa Wasserman”) commenced arbitration against the Company and its subsidiary, Salix Pharmaceuticals, Inc. (“Salix Inc.”) under the Rules of Arbitration of the International Chamber of Commerce (No. 22132/GR, Alfa Wasserman S.p.A. v. Salix Pharmaceuticals, Inc. et al.), pursuant to the terms of the Amended and Restated License Agreement between Alfa Wasserman and Salix Inc. (the “ARLA”). In the arbitration, Alfa Wasserman has made certain allegations respecting a development project for a formulation of the rifaximin compound (a different formulation to the current formulation, not the Xifaxan® product) that is being conducted under the terms of the ARLA, including allegations that Salix Inc. has failed to use the required efforts with respect to this development and that the Company’s acquisition of Salix resulted in a change of control under the ARLA, which entitled Alfa Wasserman to assume control of this development. Alfa Wasserman is seeking, among other things, a declaration that the provisions of the ARLA relating to the development product and the rights relating to the rifaximin formulation being developed have been terminated and such development and rights shall be returned to Alfa Wasserman, an order requiring the Company and Salix Inc. to pay for the costs of such development (in an amount of at least $80 million), and alleged damages in the amount of approximately $285 million plus arbitration costs and attorney fees. The Company and Salix Inc. have submitted their initial response to the request for arbitration and a three-member arbitration tribunal was selected. A hearing on liability issues is scheduled for October 2018. The Company is vigorously defending this matter.
The Company’s Xifaxan® products (and Salix Inc.'s rights thereto under the ARLA) are not the subject of any of the allegations or relief sought in this arbitration.
Mimetogen Litigation
In November 2014, B&L Inc. filed a lawsuit against Mimetogen Pharmaceuticals Inc. (“MPI”) in the United States District Court for the Western District of New York (Bausch & Lomb Incorporated v. Mimetogen Pharmaceuticals Inc., Case No. 6:14-06640 (FPG-JWF) (W.D.N.Y.)) relating to the Development Collaboration and Exclusive Option Agreement between B&L Inc. and MPI dated July 17, 2013 (the “MIM-D3 Agreement”) for MIM-D3, a compound created by MPI to treat dry eye syndrome. In particular, B&L Inc. sought a declaratory judgment that the Initial Phase III Trial regarding the safety and efficacy of MIM-D3 conducted pursuant to the MIM-D3 Agreement was “Not Successful” as defined in the MIM-D3 Agreement and, as a result, B&L Inc. had no further obligation to MPI when B&L Inc. elected not to exercise or extend its option to obtain an exclusive license to the MIM-D3 Technology to develop and commercialize certain products pursuant to the MIM-D3 Agreement before the end of the applicable option period.  MPI filed a counterclaim against B&L Inc., in which it contended that the result of the clinical trial did not meet the definition of “Not Successful” under the MIM-D3 Agreement and that, as a result, a $20 million termination fee was due by B&L Inc. to MPI under the terms of the MIM-D3 Agreement and that B&L Inc. had breached the MIM-D3 Agreement by failing to pay this termination fee. MPI also contended that B&L Inc. acted intentionally and consequently was entitled to additional damages. MPI also brought certain third-party claims against the Company, alleging that the Company intentionally interfered with the MIM-D3 Agreement with the intent to harm MPI.  MPI also asserted a claim against the Company for unfair and deceptive acts under Massachusetts law, and sought recovery of the $20 million fee, as well as additional damages related to this claimed delay and injury to the value of its developmental product.  On March 12, 2015, the Company moved to dismiss all of the claims against the Company and the claims for extra-contractual damages. In May 2016, the Court dismissed all claims against the Company, other than the claim for tortious interference, and declined to dismiss the claims against B&L Inc. and the Company for extra-contractual damages.  On August 19, 2016, MPI filed a motion for summary judgment on its contract claim against B&L Inc. On September 22, 2016, B&L Inc. responded to MPI’s motion for summary judgment, and, along with the Company, filed a cross-motion for judgment in their favor, dismissing the contract claims against B&L Inc., as well as the remaining third-party claim against the Company for tortious interference. On June 30, 2017, the Court issued a Decision and Order granting MPI’s motion for partial summary judgment, awarding MPI the amount of $20 million (based on a finding that the termination fee was due based on the outcome of the clinical trial) and denying the cross-motion for summary judgment filed by B&L Inc. and the Company. The Decision and Order is not yet appealable and the Company believes that that the Decision and Order cannot be enforced, as it is a partial summary judgment and not yet a final judgment of the Court. B&L Inc. and the Company intend to appeal this decision at the soonest possible time and will continue to vigorously defend the remainder of the suit. Discovery has proceeded as to the remaining claims. On February 5, 2018, MPI filed a motion for final judgment, seeking entry of a final judgment on the Court’s June 30, 2017 Decision and Order, and saying that upon entry of final judgment in accordance with the Decision and Order, MPI seeks to dismiss its remaining claims against B&L Inc. and the Company. On February 21, 2018, the parties filed a stipulation dismissing with prejudice MPI’s claims for extra-contractual damages against B&L Inc. and MPI’s third-party claim against the Company, and providing for final judgment to be entered against B&L Inc. for $20 million plus pre-judgment interest. Once such final judgment is entered, B&L Inc. will be able to appeal the Court’s June 30, 2017 Decision and Order finding that the $20 million termination fee was due based on the outcome of the clinical trial, and intends to do so. B&L Inc. expects to obtain a stay of enforcement of the final judgment pending appeal.
GAF Realty Lawsuit
In January 2018, GAF Realty Advisors, Inc. filed a lawsuit against the Company (GAF Realty Advisors, Inc. v. Valeant Pharmaceuticals International, Inc., Case No. 30-2018-00967586-CU-BC-CJC) in the Superior Court of the State of California (Orange County), alleging breach of contract and related claims with respect to a dispute over real estate commissions.  The Company disputes the claims, and intends to vigorously defend this matter.
Salix Legal Proceedings
The Salix legal proceeding matter set out below, as well as each of those Salix matters described under the sub-heading “Completed Matters” below, (other than the matter described under the sub-heading “Salix Shareholder Class Actions”), were commenced prior to the Company’s acquisition of Salix. The estimated fair values of the potential losses regarding these matters, along with other matters, are included as part of contingent liabilities assumed in the Salix Acquisition and updated regularly as needed.
Salix SEC Investigation
In the fourth quarter of 2014, the SEC commenced a formal investigation into possible securities law violations by Salix relating to disclosures by Salix of inventory amounts in the distribution channel and related issues in press releases, on analyst calls and in Salix’s various SEC filings, as well as related accounting issues. In April 2017, the SEC staff indicated that it had substantially completed its investigation and will be making recommendations to the Commission in the near future. Salix continues to cooperate with the SEC staff. The Company cannot predict the outcome of the SEC investigation or any other legal proceedings or any enforcement actions or other remedies that may be imposed on Salix or the Company arising out of the SEC investigation.
Philidor Matters
As mentioned above in this section, the Company is involved in certain investigations, disputes and other proceedings related to the Company’s now terminated relationship with Philidor. These include the putative class action litigation in the U.S. and Canada, the purported class actions under the federal RICO statute and the investigations by certain offices of the Department of Justice, the SEC and the California Department of Insurance and the request for documents and other information received from the AMF. There can be no assurances that governmental agencies or other third parties will not commence additional investigations or assert claims relating to the Company’s former relationship with Philidor or Philidor’s business practices, including claims that Philidor or its affiliated pharmacies improperly billed third parties or that the Company is liable, directly or indirectly, for such practices. The Company is cooperating with all existing governmental investigations related to Philidor and is vigorously defending the putative class action litigations. No assurance can be given regarding the ultimate outcome of any present or future proceedings relating to Philidor.
Completed Matters
The following matters have concluded, settled, are the subject of an agreement to settle or otherwise been closed since January 1, 2017 or the Company anticipates that no further material activity will take place with respect thereto. Due to the closure, settlement or change in status of the matters referenced below, these matters will no longer appear in our next public reports and disclosures.
Congressional Inquiries
Beginning in November 2015, the Company received from the United States Senate Special Committee on Aging various document requests, as well as subpoenas for documents, depositions and a hearing which was held on April 27, 2016. Certain directors, officers and other employees of the Company also received from the United States Senate Special Committee on Aging subpoenas for depositions and/or hearings. In January 2016, the Company received from the United States House Committee on Oversight and Government Reform a document request and an invitation for the Company’s then interim CEO to testify at a hearing, at which he testified on February 4, 2016. Most of the materials requested related to the Company’s pricing decisions on particular drugs, as well as revenue, expense and profit information, and also include requests relating to financial support provided by the Company for patients and financial data related to the Company’s research and development program, Medicare and Medicaid. On December 21, 2016, the United States Senate Special Committee on Aging issued a report on its drug pricing investigation entitled “Sudden Price Spikes in Off-Patent Prescription Drugs: The Monopoly Business Model that Harms Patients, Taxpayers, and the U.S. health care System”. The Company has cooperated with these inquiries and cannot predict with certainty their outcome or duration; however, the Company currently believes that there will be no further material developments with respect to these inquiries.
Salix Shareholder Class Actions
Following the announcement of the execution of the Salix Merger Agreement with Salix, between February 25, 2015 and March 12, 2015, six purported stockholder class actions were filed challenging the Salix Acquisition. All of the actions were filed in the Delaware Court of Chancery, and alleged claims against some or all of the board of directors of Salix (the “Salix Board”), the Company, Salix, Valeant and Sun Merger Sub. On March 17, 2015, the Court consolidated the actions under the caption Salix Pharmaceuticals, Ltd. Shareholder Litigation, Consolidated C.A. No.10721-CB. On September 25, 2015, Plaintiffs filed an amended complaint. The operative complaint alleged generally that the members of the Salix Board breached their fiduciary duties to stockholders, and that the other defendants aided and abetted such breaches, by seeking to sell Salix through an allegedly inadequate sales process and for allegedly inadequate consideration and by agreeing to allegedly preclusive deal protections. The complaint also alleged that the Schedule 14D-9 filed by Salix in connection with the Salix Acquisition contained inaccurate or materially misleading information about, among other things, the Salix Acquisition and the sales process leading up to the Salix Merger Agreement. The complaint sought, among other things, money damages and unspecified attorneys’ and other fees and costs. In an oral ruling given on May 19, 2016, the Court dismissed the consolidated action against all defendants. On June 17, 2016, the Plaintiffs filed a notice of appeal in the Delaware Supreme Court appealing the decision to dismiss the consolidated action against all defendants. On January 26, 2017, the Delaware Supreme Court affirmed the dismissal of all claims.
Voluntary Request Letter from the U.S. Federal Trade Commission
On October 16, 2015, the Company received a voluntary request letter from the Federal Trade Commission ("FTC") with respect to its non-public investigation into the Company's acquisition of Paragon Holdings I, Inc. (“Paragon”). In the letter, the FTC requested that the Company provide, on a voluntary basis, certain information and documentation relating to its acquisition of Paragon. The Company produced certain documents and information in response to the request and cooperated with the FTC in connection with this investigation. On November 7, 2016, the FTC announced that it had accepted for public comment a consent agreement in connection with this investigation.  Pursuant to the consent agreement, the Company agreed to divest Paragon, which divestiture was completed on November 9, 2016. The consent agreement, together with an accompanying Decision and Order, was approved in final form by the FTC on February 8, 2017. The final approval of the Decision and Order by the FTC brings this matter to a close.
AntiGrippin® Litigation
A suit was brought against the Company’s subsidiary, Natur Produkt International, JSC ("Natur Produkt") seeking lost profits in connection with the registration by Natur Produkt of its AntiGrippin® trademark (Case No. A-56-23056/2013, Arbitration Court of St. Petersburg). The plaintiff in this matter alleged that Natur Produkt violated Russian competition law by preventing plaintiff from producing and marketing its products under certain brand names. In a decision dated December 4, 2013, the Court found in favor of the plaintiff (AnviLab) and awarded the plaintiff lost profits in the amount of approximately RUB 1,660 million (being approximately $50 million at the December 4, 2013 decision date). Natur Produkt appealed this decision and the Appeal Court found in favor of Natur Produkt and dismissed the plaintiff’s claim in full. AnviLab appealed the Appeal Court's decision and the IP Court found in favor of the plaintiff and ruled to send the case for the second review to the court of the first instance, indicating that the court of the first instance should decide on the amount of damages suffered by AnviLab. Natur Produkt appealed the decision of the IP Court to the Supreme Court, which appeal was denied, and the matter was sent back to the court of first instance for the second review. The court of first instance ruled in favor of the plaintiff and awarded the plaintiff lost profits in the amount of approximately RUB 1,660 million. Natur Produkt filed an appeal against this decision, both as to the merits and the quantum of damages and the court ruled in favor of the plaintiff. Subsequently, on Natur Produkt’s appeal, the IP Court ruled in favor of the plaintiff and upheld the decision of the Appeal Court. Natur Produkt appealed to the Supreme Court was rejected. Following the decision of the IP Court, AnviLab filed two more claims against Natur Produkt relating to the matter described above (the “Original AnviLab Matter”). The first claim by AnviLab was filed on December 3, 2015 with the Saint Petersburg Arbitration Tribunal (Case No. A-56-89244/2015) and sought an amount in respect of the interest payable on the amount awarded by the Appeal Court in the Original AnviLab Matter for the period between the date the amount was awarded by the Appeal Court (August 4, 2015) and the date AnviLab received the payment (September 29, 2015). The second claim by AnviLab was filed on December 15, 2015 with the Saint Petersburg Arbitration Tribunal (Case No.A-56-23056/2013) and sought an amount in respect of litigation costs related to Original AnviLab Matter. The Court awarded amounts to AnviLab with respect to each of these claims, both of which were insignificant. On appeal, the Appeal Court decreased both of the amounts awarded to Anvilab. The period for either party to appeal the decision of the court in the claim for interest expired on November 7, 2016. In the claim for litigation costs, on appeal, the intellectual property court upheld the decision of the Appeal Court and the Anvilab claim was rejected. The period for Anvilab to appeal that decision to the Supreme Court expired on April 6, 2017.
Investigation by the State of New Jersey Department of Law and Public Safety, Division of Consumer Affairs, Bureau of Securities
On April 20, 2016, the Company received a document subpoena from the New Jersey State Bureau of Securities. The materials requested include documents concerning the Company’s former relationship with Philidor, its accounting treatment for sales to Philidor, its financial reporting and public disclosures and other matters. The Company has cooperated with this investigation. On May 12, 2017, the Company was notified that the New Jersey Bureau of Securities was closing this investigation.
U.S. Department of Justice Investigation
On September 15, 2015, Bausch & Lomb International, Inc. received a subpoena from the Criminal Division of the U.S. Department of Justice regarding agreements and payments between B&L and medical professionals related to its surgical products Crystalens® IOL and Victus® femtosecond laser platform. The government indicated that the subpoena was issued in connection with a criminal investigation into possible violations of Federal health care laws. B&L International produced certain documents in response to the subpoena and cooperated with the investigation. The underlying qui tam action relating to this investigation was dismissed without prejudice on June 19, 2017 and the Department of Justice has both declined to intervene, as well as, declined to further prosecute this matter.
Salix Securities Litigation
Beginning on November 7, 2014, three putative class action lawsuits were filed by shareholders of Salix, each of which generally alleged that Salix and certain of its former officers and directors violated federal securities laws in connection with Salix’s disclosures regarding certain products, including with respect to disclosures concerning historic wholesaler inventory levels, business prospects and demand, reserves and internal controls. Two of these actions were filed in the U.S. District Court for the Southern District of New York, and were captioned: Woburn Retirement System v. Salix Pharmaceuticals, Ltd., et al. (Case No: 1:14-CV-08925 (KMW)), and Bruyn v. Salix Pharmaceuticals, Ltd., et al. (Case No. 1:14-CV-09226 (KMW)). These two actions were consolidated under the caption In re Salix Pharmaceuticals, Ltd. (Case No. 14-CV-8925 (KMW)). A third action was filed in the U.S. District Court for the Eastern District of North Carolina under the caption Grignon v. Salix Pharmaceuticals, Ltd. et al. (Case No. 5:14-cv-00804-D), but was subsequently voluntarily dismissed. On February 8, 2017, the parties reached an agreement in principle to settle the consolidated action. Salix made a payment of $210 million in the second quarter of 2017 in connection with this settlement. On April 5, 2017, the court granted preliminary approval of the settlement. A hearing to grant final approval of the settlement was heard on July 28, 2017 and the settlement was approved by the Court.
Depomed/PDL Litigation
On September 7, 2017, Depomed, Inc. (“Depomed”) and PDL BioPharma, Inc. (“PDL”) commenced litigation by the filing of a complaint in the United States District Court for the District of New Jersey, against Valeant Pharmaceuticals International, Inc. and Valeant Pharmaceuticals Luxembourg S.à r.l. (together, “Valeant”) relating to alleged underpayment of royalties in breach of a certain commercialization agreement by and between Depomed and Santarus, Inc. (a predecessor company of the Company) dated as of August 22, 2011, as amended, based on, inter alia, the findings in an audit report prepared by KPMG LLP.  Valeant disputed the claims alleged in Depomed’s complaint.  On October 27, 2017, PDL, Depomed and Valeant entered into a settlement agreement that resolved all matters addressed in the lawsuit filed. Under the terms of the settlement agreement, the parties agree that the settlement is not an admission by any party thereto of any fact alleged in the litigation, and reflects a reasonable compromise in the best interest of the parties.  As a consequence of the settlement, the litigation was dismissed, with prejudice, on November 6, 2017, and Valeant made a one-time, lump-sum payment of $13 million to Depomed. In addition, under the terms of the settlement agreement, Depomed and PDL has released Valeant from any and all claims against it arising out of the royalty audit that was performed, Valeant’s obligation to pay royalties during the relevant audit period, and/or the litigation, and Valeant has released Depomed and PDL from any and all claims against them as a result of the audit and/or the litigation.
Sprout Litigation
On or about November 2, 2016, the Company and Valeant were named as defendants in a lawsuit filed by the shareholder representative of the former shareholders of Sprout in the Court of Chancery of the State of Delaware (C.A. No. 12868). The plaintiff in this action alleged, among other things, breach of contract with respect to certain terms of the merger agreement relating to the Company's acquisition of Sprout, including a disputed contractual term respecting the use of certain diligent efforts to develop and commercialize the Addyi® product (including a disputed contractual term respecting the spend of no less than $200 million in certain expenditures). The plaintiff in this action sought unspecified compensatory and other damages and attorneys’ fees, as well as an order requiring Valeant to perform its obligations under the merger agreement. On December 20, 2017, the Company closed the Sprout Sale. In connection with the closing and on the same day, this action was dismissed with prejudice by stipulation of the parties.
Allergan Shareholder Class Actions
On December 16, 2014, Anthony Basile, an alleged shareholder of Allergan filed a lawsuit on behalf of a putative class of Allergan shareholders against the Company, Valeant, AGMS, Pershing Square, PS Management, GP, LLC, PS Fund 1 and William A. Ackman in the U.S. District Court for the Central District of California (Basile v. Valeant Pharmaceuticals International, Inc., et al., Case No. 14-cv-02004-DOC). On June 26, 2015, lead plaintiffs the State Teachers Retirement System of Ohio, the Iowa Public Employees Retirement System and Patrick T. Johnson filed an amended complaint against the Company, Valeant, J. Michael Pearson, Pershing Square, PS Management, GP, LLC, PS Fund 1 and William A. Ackman. The amended complaint alleged claims on behalf of a putative class of sellers of Allergan securities between February 25, 2014 and April 21, 2014, against all defendants contending that various purchases of Allergan securities by PS Fund were made while in possession of material, non-public information concerning a potential tender offer by the Company for Allergan stock, and asserting violations of Section 14(e) of the Exchange Act and rules promulgated by the SEC thereunder and Section 20A of the Exchange Act. The amended complaint also alleged violations of Section 20(a) of the Exchange Act against Pershing Square, various Pershing Square affiliates, William A. Ackman and J. Michael Pearson. The amended complaint sought, among other relief, money damages, equitable relief, and attorneys’ fees and costs. On March 15, 2017, the Court entered an order certifying a plaintiff class comprised of persons who sold Allergan common stock contemporaneously with purchases of Allergan common stock made or caused by defendants during the period February 25, 2014 through April 21, 2014.
On June 28, 2017, Timber Hill LLC, a Connecticut limited liability company that allegedly traded in Allergan derivative instruments, filed a lawsuit on behalf of a putative class of derivative traders against the Company, Valeant, AGMS, Michael Pearson, Pershing Square, PS Management, GP, LLC, PS Fund 1 and William A. Ackman in the U.S. District Court for the Central District of California (Timber Hill LLC v. Pershing Square Capital Management, L.P., et al., Case No. 17-cv-04776-DOC). The complaint alleged claims on behalf of a putative class of investors who sold Allergan call options, purchased Allergan put options and/or sold Allergan equity forward contracts between February 25, 2014 and April 21, 2014, against all defendants contending that various purchases of Allergan securities by PS Fund were made while in possession of material, non-public information concerning a potential tender offer by the Company for Allergan stock, and asserting violations of Section 14(e) of the Exchange Act and rules promulgated by the SEC thereunder and Section 20A of the Exchange Act. The complaint also alleged violations of Section 20(a) of the Exchange Act against Pershing Square, various Pershing Square affiliates, William A. Ackman and Michael Pearson. The complaint sought, among other relief, money damages, equitable relief, and attorneys’ fees and costs. On July 25, 2017, the Court decided not to consolidate this lawsuit with the Basile action described above.
On December 28, 2017, all parties agreed to settle the ongoing, related Allergan shareholder class actions for a total of $290 million. As part of that proposed settlement, the Valeant parties are to pay $96 million, being 33% of the settlement amount, while the Pershing Square parties are to pay $195 million, being 67% of the settlement amount. The settlement remains subject to approval by the Court; however, on January 16, 2018, following a hearing on the settlement, the Court vacated the trial dates and indicated its preliminary approval of the settlement subject to submission of final papers and associated hearings. The preliminary approval hearing for this settlement is scheduled for March 5, 2018.
Qui Tam Complaint - Eastern District of Pennsylvania
On October 12, 2017, in relation to the investigation described above under subheading “- Letter from the U.S. Department of Justice Civil Division and the U.S. Attorney’s Office for the Eastern District of Pennsylvania”, an underlying qui tam complaint asserting claims under the federal and certain state False Claims Acts was unsealed in the Eastern District of Pennsylvania, after the United States and the states on whose behalf claims were asserted declined to intervene in the case.  The complaint named Biovail Pharmaceuticals and three other pharmaceutical manufacturers as defendants.  The complaint alleged that Biovail Pharmaceuticals and other manufacturers failed to accurately account for service fees in its calculation of Average Manufacturer Prices reported to the federal government, and as a result underpaid Medicaid rebates. On January 10, 2018, the Relator in this matter filed a voluntary dismissal in this matter, dismissing Biovail Pharmaceuticals, Inc. and two of the other defendants, on a without prejudice basis. The United States and the states on whose behalf claims were asserted have consented to the voluntary dismissal. The dismissal remains subject to approval of the Court.
Solodyn® Antitrust Class Actions
Beginning in July 2013, a number of civil antitrust class action suits were filed against Medicis Pharmaceutical Corporation (“Medicis”), Valeant Pharmaceuticals International, Inc. (“VPII”) and various manufacturers of generic forms of Solodyn®, alleging that the defendants engaged in an anticompetitive scheme to exclude competition from the market for minocycline hydrochloride extended release tablets, a prescription drug for the treatment of acne marketed by Medicis under the brand name, Solodyn®. The plaintiffs in such suits alleged violations of Sections 1 and 2 of the Sherman Act, 15 U.S.C. §§ 1, 2, and of various state antitrust and consumer protection laws, and further alleged that the defendants have been unjustly enriched through their alleged conduct. The plaintiffs sought declaratory and injunctive relief and, where applicable, treble, multiple, punitive and/or other damages, including attorneys’ fees. By order dated February 25, 2014, the Judicial Panel for Multidistrict Litigation (‘‘JPML’’) centralized the suits in the District of Massachusetts, under the caption In re Solodyn (Minocycline Hydrochloride) Antitrust Litigation, Case No. 1:14-md-02503-DJC, before U.S. District Judge Denise Casper. After the Direct Purchaser Class Plaintiffs and the End-Payor Class Plaintiffs each filed a consolidated amended class action complaint on September 12, 2014, the defendants jointly moved to dismiss those complaints. On August 14, 2015, the Court granted the Defendants' motion to dismiss with respect to claims brought under Sherman Act, Section 2 and various state laws but denied the motion to dismiss with respect to claims brought under Sherman Act, Section 1 and other state laws. VPII was dismissed from the case, but the litigation continues against Medicis and the generic manufacturers as to the remaining claims.
On March 26, 2015, and on April 6, 2015, while the motion to dismiss the class action complaints was pending, two additional non-class action complaints were filed against Medicis by certain retail pharmacy and grocery chains ("Individual Plaintiffs") making similar allegations and seeking similar relief to that sought by Direct Purchaser Class Plaintiffs. Those suits have been centralized with the class action suits in the District of Massachusetts. Following the Court's August 14, 2015 decision on the motion to dismiss, the Individual Plaintiffs each filed amended complaints on October 1, 2015, and Medicis answered on December 7, 2015. A third non-class action was filed by another retail pharmacy against Medicis on January 26, 2016, and Medicis answered on March 28, 2016.
Plaintiffs have reached a settlement with two of three generic manufacturer defendants, and, on April 14, 2017, the Court granted the Direct Purchaser Plaintiffs' and End-Payor Plaintiffs' motions for preliminary approval of those settlements. The Court granted final approval on November 27, 2017. For the remaining parties, fact discovery and expert discovery have closed. The Court granted Direct Purchaser Plaintiffs' and End-Payor Plaintiffs' motions for class certification for the purposes of damages, but denied End-Payor Plaintiffs' motion for class certification for the purposes of injunctive and declaratory relief. Defendants have petitioned to appeal the certification of the End-Payor Class and this petition has been denied.  Plaintiffs and defendants each filed motions for summary judgment. The Court heard oral argument on the parties’ summary judgment motions on January 12, 2018. On January 25, 2018, the Court issued a Memorandum and Order denying the parties’ motions, except for partially allowing defendants’ motion on market power. In February 2018, Medicis agreed to resolve the class action litigation with the End Payor and Direct Payor classes for an amount of $58 million, subject to Court approval, and has resolved related litigation with opt-out retailers for additional consideration.